Leases	12 Months Ended
Jun. 29, 2013
Leases
Leases
The company leases certain facilities, equipment and vehicles under agreements that are classified as either operating or capital leases. The building leases have original terms that range from 10 to 15 years, while the equipment and vehicle leases have terms of generally less than seven years.

In millions	June 29, 2013	June 30, 2012
Gross book value of capital lease assets included in property	$3	$4
Net book value of capital lease assets included in property	—	2

Future minimum payments, by year and in the aggregate, under capital leases are less than $1 million at June 29, 2013. Future minimum payments, by year end in the aggregate, under noncancelable operating leases having an original term greater than one year at June 29, 2013 were as follows:

In millions	Operating Leases
2014	$19
2015	15
2016	11
2017	10
2018	9
Thereafter	77
Total minimum lease payments	$141

In millions	2013	2012	2011
Depreciation of capital lease assets	$2	$1	$1
Rental expense under operating leases	23	22	27